FAIR VALUE MEASUREMENTS - Significant inputs (Details) - Churchill Capital Corp IV	Jun. 30, 2021 $ / shares Y	Mar. 31, 2021 Y $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020	Dec. 31, 2020 $ / shares	Dec. 31, 2020 Y	Jul. 30, 2020 $ / shares Y
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input	11.50	11.50			11.50		11.50
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input	28.82	23.18			10.01		9.80
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input	76.52	40		30			19.8
Probability of completing a Business Combination
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input	95	90	80	80			80.0
Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input | Y	5.06	5.23				5.33	5.33
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input	0.88	0.97		0.50			0.34
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input	0.0	0.0		0.0			0.0